Research and Development, Net (Tables)	12 Months Ended
Dec. 31, 2019
Research and Development [Abstract]
Schedule of research and development net [Table Text Block]
	Year ended December 31,
	2019	2018	2017
	USD in thousands

Payroll and related expenses (*)	5,679	5,793	2,083
Subcontracted work and consulting	3,123	1,744	1,238
Share-based payments to service provider	37	43	112
Rent and office maintenance	720	629	281
Travel expenses	236	76	79
Other	492	393	296
Sales of prototypes	(77)	(40)	—
	10,210	8,638	4,089
(*)	Includes share-based payment of USD 531, USD 578 and USD 379 in 2019, 2018 and 2017, respectively.